Advances to suppliers (Details 1) - Advances to suppliers [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Advances to suppliers [Line Items]
Balance at beginning of year	$ 1,670,521	$ 306,915
Addition to doubtful accounts expense	2,947,657	1,458,381
Deduction - utilization or return of advances	(80,740)	(22,141)
Translation adjustments	227,330	(72,634)
Balance at end of year	$ 4,764,768	$ 1,670,521